Provisions - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Future expected provision number
Provisions	£ 366	£ 366	£ 468
Additional provisions		392
No later than one year
Future expected provision number
Provisions	182	182	340
PPI
Future expected provision number
Provisions	0	0	59
Discount plans
Future expected provision number
Additional provisions	16
Consumer Credit Act Compliance
Future expected provision number
Provisions	6	6	£ 47
PPI, current stock and estimated future claim
Future expected provision number
Additional provisions		21
Legal provision
Future expected provision number
Additional provisions		29
Restructuring
Future expected provision number
Additional provisions		£ 22
Regulatory related UK Bank Levy
Future expected provision number
Bank Levy Rate		0.10%	0.14%
Property
Future expected provision number
Provisions	74	£ 74	£ 45
Additional provisions		52
Off-balance sheet ECL, transfer of CIB
Future expected provision number
Provisions	7	7
Restructuring
Future expected provision number
Provisions	£ 29	29	£ 39
Additional provisions		81
Provisions for costs related to transformation programs		76
Operational risk provisions
Future expected provision number
Additional provisions		£ 94